Combined Aggregate Maturities of Short- and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Debt Instrument [Line Items]
Long term and Short term debt maturities, year one	$ 547.0	$ 261.7	$ 691.1
Long term and Short term debt maturities, year two	48.0	40.0	430.0
Long term and Short term debt maturities, year three	75.0	40.0
Long term and Short term debt maturities, year four	30.0	40.0
Long term and Short term debt maturities, thereafter	1,207.7	1,016.6
Long term and Short term debt	$ 1,907.7	$ 1,398.3	$ 1,121.1